Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 847
2014	769
2015	554
2016	522
2017	447
Thereafter
Estimated amortization expense	$ 3,139